Taxation - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Tax losses	€ 245,837	€ 234,538
Unused tax losses for which deferred tax asset was recognized	8,777	2,616
Unused tax losses	€ 254,614	€ 237,155